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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended or Quarter Ended: September 30, 2005


Check here is Amendment [ ] Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Highland Capital Management, L.P.
13455 Noel Road Suite 1300
Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:       James D. Dondero
Title:      President
Phone:      972-628-4100

Signature, Place and Date of Signing:




/s/ James D. Dondero       Dallas, TX                    November 14, 2005
[Signature]                [City, State]                 [Date]


Report Type: (Check only one):

[X] 13F Holdings Report (Check here if all holdings of this reporting managers are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager (s). )

[ ] 13F Combination Report (Check here only if a portion of the holdings for this reporting manager are reported this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
NONE

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: none

Form 13F Information Table Entry Total: 37

Form 13 F Information Table Value Total:  241,728.44
                                         (Thousands)


List of Other included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

NONE


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

                                                     FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------

COLUMN 1                    COLUMN 2     COLUMN 3      COLUMN 4            COLUMN 5           COLUMN 6         COLUMN 7
----------------------------------------------------------------------------------------------------------------------------
NAME OF                     TITLE OF                                 SHRS OR      SH/  PUT/  INVESTMENT    VOTING AUTHORITY
 ISSUER                      CLASS       CUSIP          VALUE        PRN AMT     PRN  CALL   DISCRETION   SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
40/86 Strategic Income
Fund                       SH BEN INT   349739102    $1,105,702.00    111,800.00   SH           SOLE             SOLE

Amerivest Properties
Inc                        COM          03071L101      $566,056.00    138,400.00   SH           SOLE             SOLE

Apria Healthcare Group
Inc.                       CALL         037933908      $274,550.00    161,500.00   CALL         SOLE             SOLE

Apria Healthcare Group
Inc.                       COM          037933108    $5,102,409.00    159,900.00   SH           SOLE             SOLE

Arch Coal, Inc.            COM          039380100    $1,417,500.00     21,000.00   SH           SOLE             SOLE

Bancroft Convertible
Fund Inc                   COM          059695106      $199,143.00     10,900.00   SH           SOLE             SOLE

Biolase Technology Inc.    COM          090911108    $1,768,240.00    248,000.00   SH           SOLE             SOLE

Buca Inc.                  PUT          117769959       $12,500.00     50,000.00   PUT          SOLE             SOLE

Caremark Rx Inc.           COM          141705103    $4,993,000.00    100,000.00   SH           SOLE             SOLE

COVAD Communications
Group                      COM          222814204    $1,733,100.00  1,635,000.00   SH           SOLE             SOLE

Dillard's Inc              CL A         254067101      $814,320.00     39,000.00   SH           SOLE             SOLE

Domino's Pizza, Inc.       COM          25754A201    $1,422,520.00     61,000.00   SH           SOLE             SOLE

Dreyfus High Yield
Strategies Fund            SH BEN INT   26200S101      $121,900.00     28,750.00   SH           SOLE             SOLE

Ellsworth Convertible
Growth & Income Fund
Inc                        COM          289074106      $211,680.00     27,000.00   SH           SOLE             SOLE

Express Scripts, Inc.      COM          302182100    $5,829,321.80     93,719.00   SH           SOLE             SOLE


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

                                                     FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------

COLUMN 1                    COLUMN 2     COLUMN 3      COLUMN 4            COLUMN 5           COLUMN 6         COLUMN 7
----------------------------------------------------------------------------------------------------------------------------
NAME OF                     TITLE OF                                 SHRS OR      SH/  PUT/  INVESTMENT    VOTING AUTHORITY
 ISSUER                      CLASS       CUSIP          VALUE        PRN AMT     PRN  CALL   DISCRETION   SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------

Home Depot, Inc.           COM          437076102    $4,958,200.00     130,000.00   SH          SOLE             SOLE

Hospitality Properties     COM SH BEN
                           INT          44106M102    $1,285,800.00      30,000.00   SH          SOLE             SOLE

James River Coal Company   COM          470355207    $5,208,907.76     103,208.00   SH          SOLE             SOLE


Penney J.C. Inc.           COM          708160106      $474,200.00      10,000.00   SH          SOLE             SOLE

Krispy Kreme Doughnut
Inc.                       PUT          501014954       $29,250.00      65,000.00   PUT         SOLE             SOLE

Krispy Kreme Doughnut
Inc.                       PUT          501014954       $72,000.00      40,000.00   PUT         SOLE             SOLE

La Quinta Corporation      PAIRED CTF   50419U202      $191,180.00      22,000.00   SH          SOLE             SOLE

Leap Wireless
International Inc.        COM           521863308  $179,668,860.80   5,104,229.00   SH          SOLE             SOLE

Officemax Inc.             COM          67622P101    $3,303,181.00     104,300.00   SH          SOLE             SOLE

Pathmark Stores Inc.       W EXP
                           09/10/201    70322A119      $197,185.68      17,481.00   SH          SOLE             SOLE

Peabody Energy
Corporation                COM          704549104      $759,150.00       9,000.00   SH          SOLE             SOLE


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

                                                     FORM 13F INFORMATION TABLE

---------------------------------------------------------------------------------------------------------------------------

COLUMN 1                    COLUMN 2     COLUMN 3      COLUMN 4            COLUMN 5           COLUMN 6        COLUMN 7
---------------------------------------------------------------------------------------------------------------------------
NAME OF                     TITLE OF                                 SHRS OR      SH/  PUT/  INVESTMENT   VOTING AUTHORITY
 ISSUER                      CLASS       CUSIP          VALUE        PRN AMT     PRN  CALL   DISCRETION  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------
Rhodia SA                  SPONSORED
                           ADR          762397107    $1,171,314.00     588,600.00   SH          SOLE            SOLE

Rural/Metro Corp.          COM          781748108    $1,995,117.45     225,437.00   SH          SOLE            SOLE

Saks Incorporated          COM          79377W108    $1,063,750.00      57,500.00   SH          SOLE            SOLE

Salomon Brothers High
Income Fund II Inc         COM          794907105      $531,420.00      51,000.00   SH          SOLE            SOLE

Savvis Inc.                COM          805423100    $1,820,039.13   2,303,847.00   SH          SOLE            SOLE

Shaw Group Inc.            COM          820280105    $1,311,690.06      53,191.00   SH          SOLE            SOLE

Shiloh Industries,
Inc                        COM          824543102    $1,884,642.50     140,750.00   SH          SOLE            SOLE

Skywest Inc.               COM          830879102    $1,096,401.60      40,880.00   SH          SOLE            SOLE

Telewest Global Inc        COM          87956T107    $1,955,603.93      85,211.50   SH          SOLE            SOLE

Unisource Energy Corp      COM          909205106    $2,493,000.00      75,000.00   SH          SOLE            SOLE

Wells Fargo & Co           COM          949746101    $4,685,600.00      80,000.00   SH          SOLE            SOLE
                                                     =============
                                                   $241,728,435.71